CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2022	€ 219,797	€ 20,755	€ 594,043	€ 55,252	€ (306,974)	€ (143,279)
Total comprehensive income/(loss)	(98,258)			3,170		(101,429)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	6,666			6,666
Exercises	42	82	(39)
Equity, ending balance at Dec. 31, 2023	128,247	20,837	594,003	65,088	(450,253)	(101,429)
Total comprehensive income/(loss)	(13,527)			(1,281)		(12,247)
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	9,395			9,395
Exercises	0	91	(91)
Capital Increase	61,180	3,450	57,730
Cost of equity transaction, net of tax	(4,041)		(4,041)
Equity, ending balance at Dec. 31, 2024	181,253	24,378	647,600	73,203	(551,682)	(12,247)
Total comprehensive income/(loss)	(114,604)			588		(115,192)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	9,527			9,527
Exercises	3,796	253	3,543
Capital Increase	27,435	1,400	26,035
Cost of equity transaction, net of tax	(1,239)		(1,239)
Equity, ending balance at Dec. 31, 2025	€ 106,168	€ 26,031	€ 675,940	€ 83,318	€ (563,928)	€ (115,192)